PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT, NET [Abstract]
Property and equipment
	As of December 31,
	2013	2014
	US$	US$

Buildings	182,320	183,754
Office equipment	16,329	20,175
Motor vehicles	2,747	3,305
Leasehold improvement	6,454	7,005
Land	37,421	37,421

Total	245,271	251,660
Less: Accumulated depreciation	(23,829)	(34,555)

	221,442	217,105